Trade receivables and contract assets (Details 2) - Trade receivables - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement of impairment loss on trade receivables
Balance at beginning of period	R$ (653)	R$ (1,059)
Provision	(3,747)	(1,130)
Reversal	2,705	707
Write-off	20	655
Exchange variation	(37)	174
Balance at end of period	R$ (1,712)	R$ (653)